Offerings - Offering: 1	Apr. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance pursuant to the 2019 Equity Incentive Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	77.86
Maximum Aggregate Offering Price	$ 77,860,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,920.37
Offering Note
(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Registrant’s 2019 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or any similar transaction effected without the Registrant’s receipt of consideration.
(2)Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the NASDAQ Global Select Market on April 23, 2025.
(3)The Registrant does not have any fee offsets.